Share-based Compensation (Details 3) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended		12 Months Ended										0 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Sep. 02, 2013 Options	Jan. 29, 2013 Options	Dec. 31, 2013 Options USD ($)	Dec. 31, 2013 Options CNY	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options CNY	Dec. 31, 2013 Options Minimum	Dec. 31, 2012 Options Minimum	Dec. 31, 2011 Options Minimum	Dec. 31, 2013 Options Maximum	Dec. 31, 2012 Options Maximum	Dec. 31, 2011 Options Maximum	Sep. 02, 2013 Non-vested restricted shares	Jan. 29, 2013 Non-vested restricted shares	Dec. 31, 2013 Non-vested restricted shares USD ($)	Dec. 31, 2013 Non-vested restricted shares CNY	Dec. 31, 2012 Non-vested restricted shares CNY	Dec. 31, 2011 Non-vested restricted shares CNY
Share-based Compensation
Weighted-average grant date fair value (in RMB / dollars per share)	$ 0.75	4.56	7.40	10.36
Significant assumptions used in estimating fair values of stock options
Suboptimal exercise factor											2.0	2.0	2.0	2.5	2.5	2.5
Risk-free interest rate (as a percent)											3.59%	3.33%	2.97%	3.69%	3.50%	4.41%
Volatility (as a percent)											39.50%	40.60%	41.00%	46.70%	41.20%	42.00%
Life of option							10 years	10 years	10 years	10 years
Summary of option activities
Outstanding at the beginning of the period (in shares)							4,253,072	4,253,072
Granted (in shares)							475,000	475,000
Conversion to restricted shares (in shares)					(422,500)	(1,446,000)	(1,868,500)	(1,868,500)
Cancellation and termination (in shares)							(1,254,316)	(1,254,316)
Exercised (in shares)							(23,176)	(23,176)
Outstanding at the end of the period (in shares)							1,582,080	1,582,080
Vested and expected to vest at the end of the period (in shares)							1,121,281	1,121,281
Options exercisable at the end of the period (in shares)							709,804	709,804
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)							$ 1.46
Granted (in dollars per share)							$ 1.67
Conversion to restricted shares (in dollars per share)							$ 3.42
Cancellation and termination (in dollars per share)							$ 1.01
Exercised (in dollars per share)							$ 1.01
Outstanding at the end of the period (in dollars per share)							$ 1.01
Vested and expected to vest at the end of the period (in dollars per share)							$ 1.02
Options exercisable at the end of the period (in dollars per share)							$ 1.00
Weighted Average Remaining Contractual Term
Outstanding at the beginning of the period							6 years 2 months 12 days	6 years 2 months 12 days	7 years 9 months 18 days
Outstanding at the end of the period							6 years 2 months 12 days	6 years 2 months 12 days	7 years 9 months 18 days
Vested and expected to vest at the end of the period							6 years 2 months 12 days	6 years 2 months 12 days
Options exercisable at the end of the period							6 years 1 month 6 days	6 years 1 month 6 days
Aggregate Intrinsic Value of Options
Outstanding at the beginning of the period (in dollars)							$ 2,218
Outstanding at the end of the period (in dollars)							2,037
Vested and expected to vest at the end of the period (in dollars)							1,442
Options exercisable at the end of the period (in dollars)							925
Additional disclosures
Unrecognized compensation expense related to unvested share-based compensation arrangements (in dollars)							900	5,680											2,400	14,764
Weighted-average period for recognition of unrecognized compensation expense							8 months 23 days	8 months 23 days											1 year 4 months 20 days	1 year 4 months 20 days
Total intrinsic value of options exercised (in dollars)							1,400	8,614	928	7,710
Fair value of shares vested (in dollars)																			$ 1,300	8,001	4,765	9,022
Summary of non-vested restricted shares activity
Non-vested restricted shares outstanding at the beginning of the period (in shares)																			1,381,253	1,381,253
Granted (in shares)																	169,000	578,400
Granted to replace existing options (in shares)																			747,400	747,400
Vested (in shares)																			(637,527)	(637,527)
Cancellation and termination (in shares)																			(41,680)	(41,680)
Non-vested restricted shares outstanding at the end of the period (in shares)							1,449,446	1,449,446											1,449,446	1,449,446
Weighted-Average Grant Date Fair Value
Non-vested restricted shares outstanding at the beginning of the period (in dollars per share)																			$ 2.92
Granted to replace existing options (in dollars per share)																			$ 2.01
Vested (in dollars per share)																			$ 2.72
Cancellation and termination (in dollars per share)																			$ 2.67
Non-vested restricted shares outstanding at the end of the period (in dollars per share)																			$ 2.64